Long-term and short-term loans issued - Changes in the ECL allowances (Details) - Loans issued - Expected credit loss allowance / Impairment - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (92)	₽ (37)	₽ (843)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(340)	(63)	(837)
Amounts sold and written off	11	8	1,643
ECL allowance as of end of the period	(421)	(92)	(37)
12 month ECL | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(34)	(5)	(229)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period		(29)	(128)
Transfers between stages	10		140
Amounts sold and written off			212
ECL allowance as of end of the period	(24)	(34)	(5)
Lifetime ECL | Financial instruments not credit-impaired | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(5)	(1)	(120)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(112)	(4)	(211)
Transfers between stages	(3)		(8)
Amounts sold and written off			338
ECL allowance as of end of the period	(120)	(5)	(1)
Lifetime ECL | Financial instruments credit-impaired
Changes in the ECL allowances
ECL allowance as of beginning of the period	(53)	(31)	(494)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(228)	(30)	(498)
Transfers between stages	(7)		(132)
Amounts sold and written off	11	8	1,093
ECL allowance as of end of the period	₽ (277)	₽ (53)	₽ (31)